UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cheviot Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      231,988
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           9441   137709 SH       SOLE                133952      0  3757
Agnico-Eagle Mines Ltd         COM            aem            295     5680 SH       SOLE                  5680      0     0
Becton Dickinson & Co Com      COM            bdx           3207    40818 SH       SOLE                 39703      0  1115
Berkshire Hathaway-B           COM            084670702    23032   261133 SH       SOLE                253773      0  7360
CVS Caremark Corp.             COM            cvs           2862    59098 SH       SOLE                 57443      0  1655
Central Fund Of Canada         COM            cef          21355   896912 SH       SOLE                872432      0 24480
Chesapeake Energy Corporation  COM                          4542   240675 SH       SOLE                234055      0  6620
Chevron Corporation            COM            cvx           3077    26399 SH       SOLE                 25112      0  1287
Conocophillips                 COM            cop           2629    45975 SH       SOLE                 44502      0  1473
Golden Star Resources Ltd      COM            gss             30    15000 SH       SOLE                 15000      0     0
Johnson & Johnson              COM            jnj          11282   163720 SH       SOLE                159439      0  4281
Laboratory Corporation of Amer COM            lh            2088    22576 SH       SOLE                 21911      0   665
Leucadia National Corp         COM            luk           3369   148108 SH       SOLE                143618      0  4490
Marine Drive Mobile Corp       COM                             0    10000 SH       SOLE                 10000      0     0
Markel Corp Holding Company    COM            mkl           3237     7061 SH       SOLE                  6830      0   231
Market Vectors Gold Miners Etf COM            gdx          38278   712945 SH       SOLE                694350      0 18595
Medtronic Inc                  COM            mdt          10436   242016 SH       SOLE                235641      0  6375
Merck & Co Inc                 COM            mrk           3485    77287 SH       SOLE                 75262      0  2025
Microsoft Corp                 COM            msft         11475   385588 SH       SOLE                375343      0 10245
Newmont Mining Corp            COM            nem          33007   589261 SH       SOLE                573306      0 15955
Pan American Silver Corp       COM            paas         11938   556807 SH       SOLE                542102      0 14705
Pfizer Incorporated            COM            pfe          15660   630197 SH       SOLE                612777      0 17420
Phillips 66                    COM            psx           1112    23977 SH       SOLE                 23283      0   694
Plum Creek Timber Reit         COM            pcl            871    19868 SH       SOLE                 18118      0  1750
Wal-Mart Stores Inc            COM            wmt          15280   207042 SH       SOLE                202977      0  4065


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